October 31, 2013

Via EDGAR

Michelle Roberts
Senior Attorney
Division of Investment Management
Office of Insurance Products
Securities and Exchange Commission
100 F Street, N.E.
Washington D.C. 20549-8629

RE:    Principal Variable Contracts Funds, Inc.
Post-Effective Amendment on Form N-1A number 87
File Numbers 002-35570, 811-01944

Dear Ms. Roberts,

Principal Variable Contracts Funds, Inc. (the “Registrant”) is filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), with the Securities and Exchange Commission (the “Commission”) a post-effective amendment to the Registrant’s registration statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940 (“the Amendment”). The Amendment is being filed to create three new series in existing share classes - Class 2 shares of Diversified Balanced Managed Volatility, Class 2 shares of Diversified Growth Managed Volatility, and Class 1 shares of LargeCap S&P 500 Managed Volatility Index Accounts. The Amendment is not being filed to amend the prospectus or statement of additional information for the Registrant’s other series. The Amendment updates certain information and takes into account comments of the Staff of the Commission which were communicated to me by telephone.

We understand that the Registrant is responsible for the accuracy and adequacy of the disclosure in the filing and that Staff comments or our changes to the disclosure in response to the Staff comments do not foreclose the Commission from taking any action with respect to the filing. In addition, the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please call me at 515-235-9154 or Adam Shaikh at 515-235-9328 if you have any questions.
Sincerely,
/s/ Jennifer A. Mills
Jennifer A. Mills
Assistant Counsel, Registrant